Other Accounts Payable	12 Months Ended
Dec. 31, 2017
Other Accounts Payable
OTHER ACCOUNTS PAYABLE
NOTE 10:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2017	2016
	USD in thousands

Employees and payroll accruals	$130	$44
Accrued vacation	30	38

	$160	$82